SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Total revenues	$ 176,030	$ 164,304	$ 144,958
ISRAEL
Revenue, Major Customer [Line Items]
Total revenues	36,401	29,198	24,006
Europe [Member]
Revenue, Major Customer [Line Items]
Total revenues	29,084	37,409	31,386
UNITED STATES
Revenue, Major Customer [Line Items]
Total revenues	92,577	82,470	70,872
JAPAN
Revenue, Major Customer [Line Items]
Total revenues	10,092	11,299	11,965
Other [Member]
Revenue, Major Customer [Line Items]
Total revenues	$ 7,876	$ 3,928	$ 6,729